Summary of Significant Accounting Policies (Details) - Schedule of groups long-lived assets by geographic area - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Geographic information	$ 109,927,971	$ 33,476
The United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Geographic information	100,293,638
The United Arab Emirates [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Geographic information	5,483,788
Mainland China [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Geographic information	$ 4,150,545	$ 33,476